The potential right to recovery of PIS/Pasep and Cofins taxes embedded in the leasing consideration, according to the periods specified for payment, is as follows: (Details) R$ in Millions	12 Months Ended
Dec. 31, 2021 BRL (R$)
[custom:ConsiderationForLleasingNominal]	R$ 663
[custom:ConsiderationForLleasingAdjusted]	244
[custom:PotentialAndConflisLeasingNominal]	56
[custom:PotentialAndConflisLeasingAdjusted]	R$ 18